Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 26, 2021	Jul. 01, 2021
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.01
Aggregate amount of the declared distribution	$ 518
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125
Conversion of Class B units held by GasLog Ltd | Common units
Subsequent Events
Number of units issued		415,000